Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory
Schedule of inventory

As at December 31	2023	2022
Gold credits[1]	$859	$—
Silver credits[2]	533	—
Total inventory	$1,392	$—
1.	Represents 1,073 oz of gold (2022: nil oz) and includes depletion of $0.6 million at December 31, 2023 (2022: $nil).
2.	Represents 44,950 oz of silver (2022: nil oz) and includes depletion of $0.4 million at December 31, 2023 (2022: $nil).